Accrued Expenses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014
Payables and Accruals [Abstract]
Severance costs	$ 379
Severance Disbursements		$ 362
Remaining Unpaid Accrued Severance Balance		$ 17